DRIEHAUS MUTUAL FUNDS

Driehaus International Discovery Fund *DRIDX

Driehaus Global Growth Fund *DRGGX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 16, 2014 to the Prospectus and

each Summary Prospectus dated April 30, 2013 for the Funds

On September 11, 2013, the Board of Trustees of Driehaus Mutual Funds (the “Trust”) approved reductions in the management fees for the Driehaus International Discovery Fund and the Driehaus Global Growth Fund pursuant to the amended investment advisory agreement between the Trust, on behalf of the Funds, and Driehaus Capital Management LLC (the “Adviser”), that became effective on January 1, 2014.

Accordingly, effective January 1, 2014, the following changes are hereby made to the Prospectus and Summary Prospectus:

1.	Under the section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus and Summary Prospectus for the Driehaus International Discovery Fund, the Annual Fund Operating Expenses and Expense Example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee *	1.25%
Other Expenses	0.26%

Total Annual Fund Operating Expenses	1.51%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2014.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

2.	Under the section entitled “Fees and Expenses of the Fund” on page 18 of the Prospectus and page 1 of the Summary Prospectus for the Driehaus Global Growth Fund, the Annual Fund Operating Expenses and Expense Example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee *	1.00%
Other Expenses	0.77%

Total Annual Fund Operating Expenses	1.77%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2014.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$180	$557	$959	$2,084

3.	Under the section entitled “Management of the Funds” on page 42 of the Prospectus, the information for the Driehaus International Discovery Fund and the Driehaus Global Growth Fund contained in the footnotes to the table reflecting the annual investment management fees is changed to the following:

Fund	As a percentage of average daily net assets
Driehaus International Discovery Fund	1.50%[1]
Driehaus Global Growth Fund	1.25%[3]

[1]	Prior to January 1, 2013, the Fund paid the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets; 1.35% on the next $500 million; and 1.25% of average daily net assets in excess of $1 billion. Effective January 1, 2013, the Fund paid the Adviser an annual management fee on a monthly basis as follows: 1.35% on the first $1 billion of average daily net assets and 1.25% of average daily net assets in excess of $1 billion. Effective January 1, 2014, the Fund pays the Adviser an annual management fee on a monthly basis of 1.25% of average daily net assets.
[3]	Prior to January 1, 2013, the Fund paid the Adviser an annual management fee on a monthly basis at 1.25% of average daily net assets. Effective January 1, 2013, the Fund paid the Adviser an annual management fee on a monthly basis at 1.15% of average daily net assets. Effective January 1, 2014, the Fund pays the Adviser an annual management fee on a monthly basis of 1.00% of average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (800) 560-6111.

DRIEHAUS MUTUAL FUNDS

Driehaus International Discovery Fund *DRIDX

Driehaus Global Growth Fund *DRGGX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 16, 2014 to Statement of

Additional Information (“SAI”) for the Funds dated April 30, 2013

On September 11, 2013, the Board approved reductions in the management fees for the Driehaus International Discovery Fund and the Driehaus Global Growth Fund pursuant to the amended investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser. The reduction in each Fund’s management fee became effective on January 1, 2014. Accordingly, effective January 1, 2014, the following changes are hereby made to the Funds’ SAI:

1.	The fourth paragraph under the section entitled “INVESTMENT ADVISORY SERVICES” beginning on page 30 is deleted in its entirety and replaced with the following:

Effective January 1, 2014, the Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis of 1.25% of average daily net assets. Prior to January 1, 2014, the Driehaus International Discovery Fund paid the Adviser an annual management fee on a monthly basis as follows: 1.35% on the first $1 billion of average daily net assets and 1.25% of average daily net assets in excess of $1 billion. Prior to January 1, 2013, the Driehaus International Discovery Fund paid the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets; 1.35% on the next $500 million and 1.25% of average daily net assets in excess of $1 billion.

2.	The fifth and sixth sentences in the paragraph under the section entitled “INVESTMENT ADVISORY SERVICES” beginning on page 30 are deleted in their entirety and replaced with the following:

Effective January 1, 2014, the Driehaus Global Growth Fund pays the Adviser an annual management fee on a monthly basis of 1.00% of average daily net assets. Prior to January 1, 2014, the Driehaus Global Growth Fund paid the Adviser an annual management fee on a monthly basis of 1.15%. Prior to January 1, 2013, the Driehaus Global Growth Fund paid the Adviser an annual management fee on a monthly basis of 1.25% of average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (800) 560-6111.